Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153
Water revenue						15
Member assessments					102	25
Other income	10		11		3	3
Total Revenue	46	48	47	48	105	196
Direct cost of revenue					97	285
Gross Margin (Loss)	46	48	47	48	8	(89)
Operating Expenses:
General and administrative	2,537	1,773	4,631	2,836	6,546	7,494
Depreciation	75	35	128	49	102	24
Total operating expenses	2,612	1,808	4,759	2,885	6,648	7,518
(Loss) from operations	(2,566)	(1,760)	(4,712)	(2,837)	(6,640)	(7,607)
Other income (expense)
Interest expense	(903)	(215)	(1,561)	(383)	(1,298)	(744)
Warrant expense	(242)		(297)	(188)		(218)
Gain on sale of assets					5	40
Gain bargain purchase					1,736
Gain on extinguishment of notes payable					196
Other income (expense)	(36)	1	(36)	8	(14)	13
Total other income (expense)	(1,181)	(214)	(1,894)	(563)	625	(909)
Net (Loss) from continuing operations before taxes	(3,747)	(1,974)	(6,606)	(3,400)	(6,015)	(8,516)
Income tax (provision) benefit (Note 7)
Net (Loss) from continuing operations	(3,747)	(1,974)	(6,606)	(3,400)	(6,015)	(8,516)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business		(9)		(31)	(132)	(946)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9)		(31)	(132)	(946)
Net (Loss)	(3,747)	(1,983)	(6,606)	(3,431)	(6,147)	(9,462)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12)	(24)	(4)	(24)	(51)	(4)
Net (Loss) attributable to Two Rivers Water Company	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)	$ (6,198)	$ (9,466)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)	$ (0.27)	$ (0.60)
(Loss) from discontinued operations						$ (0.07)
Total					$ (0.27)	$ (0.67)
Weighted Average Shares Outstanding:
Basic and Dilutive	23,531	22,054	23,374	21,054	22,156	14,148